Expense Example	Oct. 23, 2026 USD ($)
Zacks All-Cap Core ETF | Zacks All-Cap Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,077
Zacks Small-Cap Core ETF | Zacks Small-Cap Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	$ 1,130